Fair Value Considerations (Details 2) - Fair Value, Inputs, Level 3 [Member]	9 Months Ended
Mar. 31, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance as of June 30, 2015	$ 0
Warrant issuances	103,000
Reclassification of warrant liability to equity upon note conversion	(87,000)
Change in fair value included in earnings	50,000
Balance as of March 31, 2016	$ 66,000